SCHEDULE OF RELATED PARTY NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Notes payable	$ 3,561,000	$ 3,561,000	$ 2,098,000
ARJ Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable	650,000	650,000	650,000
McKettrick [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable	800,000	800,000	1,300,000
Carver [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable	111,000	111,000	148,000
Chris Jones [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable	2,000,000	2,000,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Less current portion	(2,937,000)	(2,937,000)	(1,237,000)
Note payable long-term portion	$ 624,000	$ 624,000	$ 861,000